Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Schedule of Debt Balances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Debt Balances [Abstract]
Green bonds	$ 149,481	$ 147,238
Convertible debt, secured	9,609	10,193
Senior secured debt and promissory notes	33,500	20,261
Total debt	192,590	177,692	$ 211,295
Less current maturities	(21,631)	(6,077)
Long term debt, net of current maturities	170,959	171,615
Less debt discount	(4,532)	(8,026)
Long term debt, net of debt discount	$ 166,427	$ 163,589